ADVANCE FROM CUSTOMERS	12 Months Ended
Sep. 30, 2011
ADVANCE FROM CUSTOMERS
NOTE 14. ADVANCE FROM CUSTOMERS

Advance from customers consisted of the following:

	As of September 30, 2011	As of September 30, 2010
	US$(’000)	US$(’000)
Advance from third-party customers	368	371
	368	371

The advance from customers represents the upfront payment of 10-30% of the contract price received from the customers according payment schedules in the sales contracts.